Notes Payable to Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes Payable to Related Party [Abstract]
NOTES PAYABLE TO RELATED PARTY

NOTE 4 — NOTES PAYABLE TO RELATED PARTY

On October 19, 2010, the Company borrowed $45,000 in exchange for issuing a Note payable to Mr. Meller. The Note Payable is not collateralized, not convertible, and carries an interest rate of 3% per annum on the unpaid balance. Mr. Meller extended the due date of the remaining Note Payable from January 2014 to January 2015. In September 2014, the note and accrued interest was paid in full. The outstanding balance at September 30, 2014 and December 31, 2013 was $-0- and $20,000, respectively, plus accrued interest of $-0- and $2,672, respectively, which was included in Due to Related Party in the accompanying balance sheet at December 31, 2013.

NOTE 10 – NOTES PAYABLE TO RELATED PARTY

On October 19, 2010, the Company borrowed $45,000 in exchange for issuing a Note payable to Mr. Meller. The Note Payable is not collateralized, and carries an interest rate of 3% per annum on the unpaid balance. In January 2013, Mr. Meller extended the due date of the Note Payable to January 2014. The outstanding balance at December 31, 2013 and 2012 was $20,000.